Receivables And Other Current Assets (Summary of Receivables And Other Current Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
18. Receivables and Other Current Assets
Customer accounts receivable - billed	$ 1,096	$ 767
Customer accounts receivable - unbilled	424	318
Allowance for credit losses	(17)	(21)
Capitalized transportation capacity	781	316
NMGC gas hedge settlement receivable	162	0
Income taxes receivable	9	8
Prepaid expenses	82	65
Other	360	280
Total receivables and other current assets	$ 2,897	$ 1,733